Other receivables, net	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Other receivables, net

Note 7 – Other receivables, net

Other receivables, net consist of the following:

	December 31, 2025	December 31, 2024

Receivables from sales of short-term investment	$1,888,662	$1,888,662
Others	249,410	147,952
Total other receivables	$2,138,072	$2,036,614
Less: Allowance for expected credit losses	(1,888,662)	(1,888,662)
Total other receivables, net	$249,410	$147,952

The Company does not require collateral for other receivables. The Company maintains an allowance for its doubtful accounts receivable due to estimated credit losses, and all the allowance for credit losses are accrued directly to the receivables from sales of short-term investment in the year ended December 31, 2023. The Company records the allowance for expected credit loss through the consolidated statements of operations and comprehensive income (loss), included in allowance for credit losses, up to the amount of receivables recognized to date. Receivables are written off and charged against the recorded allowance when the Company has exhausted collection efforts without success.